Note 1 - Summary of Significant Accounting Policies - Estimated Useful Life of Property and Equipment (Details)	6 Months Ended
Jun. 30, 2018
Maximum [Member] | Leasehold Improvements [Member]
Estimated useful life (Year)	10 years
Maximum [Member] | Equipment [Member]
Estimated useful life (Year)	10 years
Maximum [Member] | Furniture, Fixtures, Fittings, and Other [Member]
Estimated useful life (Year)	10 years
Minimum [Member] | Equipment [Member]
Estimated useful life (Year)	3 years
Minimum [Member] | Furniture, Fixtures, Fittings, and Other [Member]
Estimated useful life (Year)	2 years